Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)[1]	Compensation Actually Paid to PEO (c)[1,2]	Average Summary Compensation Table Total for Other NEOs (d)[1]	Average Compensation Actually Paid to Other NEOs (e)[1,2]	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)[3]	Net Income ($ millions) (h)	Adjusted EBIT ($ millions) (i)[4]
2025	$19,498,966	($5,788,579)	$5,060,767	($580,533)	$75.81	$119.03	$475	$930
2024	15,939,802	22,784,616	4,602,991	6,057,996	103.62	122.34	908	1,298
2023	17,597,890	16,978,885	4,812,940	4,655,315	98.59	123.66	896	1,097
2022	17,068,131	(12,049,295)	4,384,699	(1,407,170)	86.06	111.31	796	1,339
2021	17,798,861	33,704,535	5,398,736	8,450,911	123.58	125.94	867	1,635

Named Executive Officers, Footnote	Mark J. Costa was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
William T. McLain, Jr.	William T. McLain, Jr.	William T. McLain, Jr.	William T. McLain, Jr.	William T. McLain, Jr.
Brad A. Lich	Brad A. Lich	Brad A. Lich	Brad A. Lich	Brad A. Lich
Lucian Boldea	Stephen G. Crawford	Stephen G. Crawford	Stephen G. Crawford	B. Travis Smith
Stephen G. Crawford	Perry Stuckey III	B. Travis Smith	B. Travis Smith	Christopher M. Killian

PEO Total Compensation Amount	$ 19,498,966	$ 15,939,802	$ 17,597,890	$ 17,068,131	$ 17,798,861
PEO Actually Paid Compensation Amount	$ (5,788,579)	22,784,616	16,978,885	12,049,295	33,704,535
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the “Summary Compensation Table” Total with exclusions and inclusions of certain amounts for the PEO and the Other NEOs as prescribed by SEC rules and as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the “Summary Compensation Table.” Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the “Summary Compensation Table.” Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
(3) The Peer Group TSR set forth in this table utilizes the Company’s peer group, the S&P 1500 Chemicals Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 1500 Chemicals Industry Index. Historical stock performance is not necessarily indicative of future stock performance.
(4) We determined Adjusted EBIT, a Non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Other NEOs in 2025. Adjusted EBIT is defined as set forth above under “Compensation Discussion and Analysis — Elements of Our Executive Compensation Program.” See Annex B of this proxy statement for a reconciliation of financial measures under accounting principles generally accepted in the United States (“GAAP”) to Adjusted EBIT, a description of excluded items, and related information.
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the “Summary Compensation Table” amounts.

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)
2025	19,498,966	(621,666)	(15,960,351)	268,839	(8,974,367)	(5,788,579)

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2025	5,060,767	(365,694)	(3,439,187)	117,159	(1,953,578)	(580,533)

The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2025	7,041,592	(7,095,536)	0	(8,920,423)	0	0	(8,974,367)

Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2025	1,517,363	(1,567,089)	0	(1,903,852)	0	0	(1,953,578)

Non-PEO NEO Average Total Compensation Amount	$ 5,060,767	4,602,991	4,812,940	4,384,699	5,398,736
Non-PEO NEO Average Compensation Actually Paid Amount	$ (580,533)	6,057,996	4,655,315	1,407,170	8,450,911
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the “Summary Compensation Table” Total with exclusions and inclusions of certain amounts for the PEO and the Other NEOs as prescribed by SEC rules and as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the “Summary Compensation Table.” Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the “Summary Compensation Table.” Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
(3) The Peer Group TSR set forth in this table utilizes the Company’s peer group, the S&P 1500 Chemicals Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 1500 Chemicals Industry Index. Historical stock performance is not necessarily indicative of future stock performance.
(4) We determined Adjusted EBIT, a Non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Other NEOs in 2025. Adjusted EBIT is defined as set forth above under “Compensation Discussion and Analysis — Elements of Our Executive Compensation Program.” See Annex B of this proxy statement for a reconciliation of financial measures under accounting principles generally accepted in the United States (“GAAP”) to Adjusted EBIT, a description of excluded items, and related information.
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the “Summary Compensation Table” amounts.

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)
2025	19,498,966	(621,666)	(15,960,351)	268,839	(8,974,367)	(5,788,579)

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2025	5,060,767	(365,694)	(3,439,187)	117,159	(1,953,578)	(580,533)

The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2025	7,041,592	(7,095,536)	0	(8,920,423)	0	0	(8,974,367)

Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2025	1,517,363	(1,567,089)	0	(1,903,852)	0	0	(1,953,578)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Adjusted EBIT during the five most recently completed fiscal years.

Tabular List, Table
The following table presents the financial performance measures that the Company considered the most important in linking Compensation Actually Paid to our PEO and Other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Before Interest and Taxes (EBIT)
Operating Cash Flow
Relative Total Shareholder Return
Return on Invested Capital

Total Shareholder Return Amount	$ 75.81	103.62	98.59	86.06	123.58
Peer Group Total Shareholder Return Amount	119.03	122.34	123.66	111.31	125.94
Net Income (Loss)	$ 475,000,000	$ 908,000,000	$ 896,000,000	$ 796,000,000	$ 867,000,000
Company Selected Measure Amount	930,000,000	1,298,000,000	1,097,000,000	1,339,000,000	1,635,000,000
PEO Name	Mark J. Costa
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (621,666)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,839
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,960,351)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,974,367)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,041,592
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,095,536)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,920,423)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,694)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,159
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,439,187)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,953,578)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,517,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,567,089)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,903,852)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0